THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

July 21, 2004

Securities and Exchange Commission
Branch of Document Control 450 Fifth Street, N.W.
Washington, DC 20549

RE:  THRIVENT MUTUAL FUNDS
     1933 Act File No. 33-12911
     1940 Act File No. 811-5075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the prospectuses and statements of additional information that would have been filed by the above-referenced Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 52 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on July 14, 2004.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-7005.

Sincerely,

THRIVENT MUTUAL FUNDS

By: /s/ John C. Bjork
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    John C. Bjork
    Senior Counsel